UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21724

Registrant Name: Nicholas – Applegate International & Premium Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 28, 2007

Date of Reporting Period: May 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments

May 31, 2006 (unaudited)

Shares		Value*

COMMON STOCK—98.0%
Australia—5.6%
	Banking—1.4%
1,632,200	Macquarie Bank Ltd.	$3,747,624

	Consumer Products—0.1%
167,600	Pacific Brands Ltd.	266,625

	Insurance—0.2%
36,500	QBE Insurance Group Ltd.	590,403

	Metals & Mining—3.9%
130,596	BHP Billiton Ltd.	2,839,812
1,856,579	Oxiana Ltd. (b)	4,103,057
35,157	Rio Tinto Ltd.	2,069,324
208,400	Zinifex Australia Ltd.	1,847,193

		10,859,386

Austria—0.4%
	Real Estate—0.4%
108,798	IMMOFINANZ Immobilien Anlagen AG (b)	1,194,299

Belgium—5.2%
	Banking—5.2%
248,631	Fortis Group NV (Unit)	9,085,585
49,215	KBC Groep NV	5,297,731

		14,383,316

Bermuda—0.3%
	Computer Services—0.3%
852,000	TPV Technology Ltd.	843,418

Cayman Islands—1.2%
	Telecommunications—1.2%
1,282,000	Foxconn International Holdings Ltd. (b)	3,415,431

Denmark—0.4%
	Banking—0.4%
13,900	Danske Bank A/S	531,667
13,150	Sydbank A/S	475,319

		1,006,986

Finland—3.6%
	Food & Beverage—1.3%
89,500	Kesko Oyj	3,541,170

	Metals & Mining—1.7%
153,000	Rautaruukki Oyj	4,604,416

	Telecommunications—0.6%
80,600	Nokia Oyj	1,731,084

France—9.1%
	Banking—4.6%
54,517	BNP Paribas	5,093,660
74,407	Credit Agricole S.A.	2,782,731
31,846	Societe Generale (a)	4,918,139

		12,794,530

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2006 (unaudited)

Shares		Value*

	Commercial Products—0.2%
11,600	Groupe Steria SCA	$657,927

	Diversified Manufacturing—0.3%
6,038	Bacou Dalloz	710,904

	Electronics—0.2%
8,800	Nexans S.A.	682,430

	Machinery—0.2%
7,000	Alstom (b)	595,845

	Metal Fabricate/Hardware—0.3%
617	Vallourec S.A.	775,705

	Multi-Media—0.3%
19,994	Vivendi Universal S.A.	718,947

	Oil & Gas—0.8%
3,300	Companie Generale de Geophysique S.A. (b)	566,145
24,656	Total S.A. (a)	1,601,566

		2,167,711

	Pharmaceuticals—2.2%
64,084	Sanofi-Aventis S.A.	6,055,498

Germany—2.5%
	Automotive—1.6%
9,179	Continental AG	1,006,244
47,400	Volkswagen AG	3,371,376

		4,377,620

	Banking—0.2%
6,004	Deutsche Bank AG	691,958

	Insurance—0.7%
50,600	Hannover Rueckversicherung AG	1,857,739

Greece—0.2%
	Metals & Mining—0.2%
30,900	Aluminum of Greece S.A.I.C.	674,979

Hong Kong—1.2%
	Banking—0.5%
459,000	Citic Pacific Ltd.	1,355,979

	Leisure—0.2%
2,246,000	China Travel International Investment Hong Kong Ltd.	543,902

	Machinery—0.3%
522,000	Techtronic Industries Co.	756,399

	Real Estate—0.2%
260,000	Hopewell Holdings Ltd.	705,554

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2006 (unaudited)

Shares		Value*

Italy—4.5%
	Banking—4.0%
45,700	Banca Popolare di Verona e Novara S.c.r.l.	$1,252,926
255,634	Banche Popolari Unite S.c.r.l.	6,372,037
341,208	Capitalia SpA	2,829,784
25,779	Sanpaolo IMI SpA	461,162

		10,915,909

	Financial Services—0.5%
65,100	Istituto Finanziario Industriale SpA	1,393,299

Japan—26.9%
	Automotive—7.3%
140,100	Aisin Seiki Co., Ltd.	4,830,557
171,300	Denso Corp.	6,003,575
76,400	Honda Motor Co., Ltd. (a)	5,049,879
148,000	Isuzu Motors Ltd.	519,276
92,000	Mazda Motor Corp.	557,822
57,600	Toyota Motor Corp. (a)	3,089,670

		20,050,779

	Banking—0.9%
106,000	Daiwa Securities Group, Inc.	1,319,133
107	Sumitomo Mitsui Financial Group, Inc.	1,096,282

		2,415,415

	Consumer Products—2.0%
187,000	Matsushita Electric Industrial Co., Ltd.	4,078,773
196,000	Teijin Ltd.	1,398,057

		5,476,830

	Electronics—2.9%
26,300	Horiba Ltd.	857,443
58,900	Ibiden Co., Ltd.	2,978,278
92,000	Nippon Electric Glass Co., Ltd.	2,030,543
42,000	Star Micronics Co., Ltd.	829,745
86,000	Toshiba Corp.	581,728
75,000	Yaskawa Electric Corp.	821,353

		8,099,090

	Food & Beverage—1.7%
561,000	Itochu Corp.	4,789,455

	Machinery—1.2%
159,000	Komatsu Ltd.	3,213,383

	Metals & Mining—2.0%
458,000	Kobe Steel Ltd.	1,522,893
896,000	Sumitomo Metal Industries Ltd.	4,027,148

		5,550,041

	Office Equipment—1.4%
56,400	Canon, Inc. (a)	3,957,621

	Pharmaceuticals—0.5%
37,500	Astellas Pharma, Inc.	1,475,484

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2006 (unaudited)

Shares		Value*

	Real Estate—0.2%
22,000	Sumitomo Realty & Development Co., Ltd.	$535,363

	Retail—1.3%
81,000	Keiyo Co., Ltd.	785,429
98,900	Parco Co., Ltd.	1,122,893
59,000	Seiko Corp.	553,766
28,500	Xebio Co., Ltd.	1,019,924

		3,482,012

	Semi-Conductors—1.8%
14,700	Shinko Electric Industries Co., Ltd.	389,332
62,700	Tokyo Electron Ltd.	4,466,511

		4,855,843

	Tobacco—0.2%
143	Japan Tobacco, Inc.	511,985

	Utilities—1.1%
619,000	Tokyo Gas Co., Ltd.	3,101,250

	Wholesale—2.4%
247,500	Mitsubishi Corp. (a)	5,272,062
91,000	Mitsui & Co., Ltd.	1,293,847

		6,565,909

Luxembourg—0.3%
	Computer Software—0.3%
247,400	Gemplus International S.A. (b)	710,613

Netherlands—3.3%
	Chemicals—0.3%
19,000	Univar NV	880,180

	Commercial Products—1.2%
40,009	USG People NV	3,109,588

	Food & Beverage—1.3%
89,710	Heineken NV	3,591,629

	Insurance—0.5%
36,351	ING Groep NV	1,426,090

Norway—1.1%
	Financial Services—1.1%
228,400	DNB NOR ASA	2,943,053

Papua New Guinea—0.4%
	Metals & Mining—0.4%
445,654	Lihir Gold Ltd. (b)	974,458

Singapore—0.6%
	Telecommunications—0.1%
329,000	Starhub Ltd.	447,554

	Transportation—0.5%
717,000	SembCorp Marine Ltd.	1,340,428

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2006 (unaudited)

Shares		Value*

Spain—3.1%
	Banking—0.8%
66,833	Banco Bilbao Vizcaya Argentaria S.A.	$1,388,015
55,447	Banco Santander Central Hispano S.A.	801,334

		2,189,349

	Oil & Gas—1.3%
129,400	Repsol YPF S.A.	3,619,936

	Real Estate—0.7%
50,600	Fadesa Inmobiliaria, S.A.	1,757,913

	Telecommunications—0.3%
55,862	Telefonica S.A.	915,763

Sweden—2.5%
	Banking—2.3%
161,500	Nordea Bank AB	1,953,316
166,700	Svenska Handelsbanken AB, Class A	4,462,737

		6,416,053

	Forestry—0.2%
9,700	Svenska Cellulosa AB	404,650

Switzerland—4.1%
	Banking—1.3%
31,735	UBS AG (b)	3,603,907

	Insurance—1.4%
33,650	Swiss Reinsurance	2,372,129
7,083	Zurich Financial Services AG (b)	1,605,144

		3,977,273

	Pharmaceuticals—1.0%
40,048	Novartis AG	2,225,621
3,578	Roche Holdings AG - Genusschein	558,656

		2,784,277

	Semi-Conductors—0.4%
3,640	Unaxis Holding AG (b)	1,027,594

United Kingdom—21.5%
	Aerospace—1.3%
161,339	BAE Systems PLC	1,155,119
303,047	Rolls-Royce Group PLC (b)	2,345,840

		3,500,959

	Banking—5.1%
272,500	Barclays PLC	3,156,993
97,485	HBOS PLC	1,670,074
384,300	HSBC Holdings PLC	6,684,551
77,945	Royal Bank of Scotland Group PLC	2,518,853

		14,030,471

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2006 (unaudited)

Shares		Value*

	Building/Construction—1.3%
34,800	Barratt Developments PLC	$599,806
483,387	Taylor Woodrow PLC	3,044,561

		3,644,367

	Electronics—0.6%
129,948	British Energy Group PLC (b)	1,687,031

	Insurance—0.5%
40,221	Aviva PLC	558,784
270,057	Old Mutual PLC	850,817

		1,409,601

	Metals & Mining—4.9%
270,544	BHP Billiton PLC (a)	5,293,012
36,660	Lonmin PLC	1,805,635
113,956	Rio Tinto PLC	6,333,438

		13,432,085

	Oil & Gas—0.9%
49,925	BP PLC	589,449
56,153	Royal Dutch Shell PLC, Class B	1,939,805

		2,529,254

	Pharmaceuticals—4.2%
26,983	AstraZeneca PLC	1,428,640
368,457	GlaxoSmithKline PLC	10,206,168

		11,634,808

	Retail—0.6%
169,747	Marks & Spencer Group PLC	1,727,400

	Tobacco—2.1%
223,800	British American Tobacco PLC	5,605,072

	Total Common Stock (cost—$244,962,480)	270,018,809

RIGHTS(b)—0.0%
France—0.0%
	Chemicals—0.0%
6,164	Total S.A.	21,911

United Kingdom—0.0%
	Aerospace—0.0%
4,808,752	Rolls Royce Group PLC	9,413

	Total Rights (cost-$8,598)	31,324

Principal
Amount
(000)

REPURCHASE AGREEMENT—1.1%
3,009	State Street Bank & Trust Co.,
	dated 5/31/06, 4.65%, due 6/1/06, proceeds
	$3,009,389; collateralized by Federal Home
	Loan Bank, 4.375%, due 9/17/10, valued
	at 3,075,472 including accrued interest (cost—$3,009,000)	3,009,000

	Total Investments before call options written (cost—$247,980,078)—99.1%	273,059,133

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2006 (unaudited)

Contracts		Value*

CALL OPTIONS WRITTEN (b)—(0.4)%
	ASX Index, Over the Counter,
1,317	strike price $5,252, expires 6/9/06	$(3,951)
1,812	strike price $5,443, expires 7/7/06	(6,342)
	CAC 40 Index, Over the Counter,
1,582	strike price $5,115, expires 7/28/06	(143,994)
	DAX Index, Over the Counter,
1,024	strike price $5,908, expires 7/21/06	(117,154)
1,028	strike price $5,945, expires 7/28/06	(111,918)
652	strike price $6,048, expires 7/14/06	(25,972)
690	strike price $6,116, expires 6/9/06	(905)
1,699	strike price $6,143, expires 6/2/06	(300)
654	strike price $6,177, expires 7/7/06	(9,817)
991	strike price $6,229, expires 6/16/06	(509)
	Dow Jones € Stoxx 50 Price Index, Over the Counter,
2,141	strike price $3,755, expires 7/28/06	(142,997)
2,084	strike price $3,778, expires 7/21/06	(117,253)
1,092	strike price $3,803, expires 6/9/06	(2,867)
1,039	strike price $3,900, expires 6/23/06	(3,679)
	FTSE 100 Index, Over the Counter,
699	strike price $5,852, expires 7/21/06	(135,656)
455	strike price $5,940, expires 7/14/06	(50,344)
481	strike price $6,072, expires 6/2/06	0
709	strike price $6,091, expires 6/2/06	0
448	strike price $6,092, expires 7/7/06	(16,040)
684	strike price $6,097, expires 6/23/06	(6,931)
473	strike price $6,114, expires 6/9/06	(247)
442	strike price $6,131, expires 7/7/06	(8,652)
459	strike price $6,150, expires 6/16/06	(1,241)
	NIKKEI Index, Over the Counter,
50,679	strike price $16,909, expires 7/14/06	(32,215)
50,532	strike price $17,550, expires 6/16/06	(533)
50,272	strike price $17,694, expires 6/23/06	(1,247)
48,627	strike price $17,791, expires 7/7/06	(909)
34,460	strike price $17,810, expires 6/16/06	(146)
50,838	strike price $17,964, expires 6/23/06	(586)
50,155	strike price $18,104, expires 6/9/06	(3)
50,806	strike price $18,114, expires 6/2/06	—
33,690	strike price $18,182, expires 6/2/06	—
	OMX Stockholm 30 Index, Over the Counter,
35,612	strike price $1,064, expires 6/22/06	(1,603)
	Swiss Market Index, Over the Counter,
780	strike price $8,103, expires 6/16/06	(2,889)

	Total Call Options Written (premiums received—$3,263,675)	(946,900)

	Total Investments, net of call options written (cost—$244,716,403)—98.7%	272,112,233

	Other assets less liabilities—1.3%	3,470,681

	Net Assets—100.0%	$275,582,914

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund's net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities.

(a)	All or partial amount segregated as collateral for call options written.

(b)	Non-income producing.

Glossary:

£ - British Pound Sterling

€ - Euros

UNIT - More than one class of securities traded together.

	Other Investments:

(a)	Transactions in call options written for the three months ended May 31, 2006:
		Contracts	Premiums

	Options outstanding, February 28, 2006	514,676	$3,149,321
	Options written	708,209	4,892,600
	Options terminated in closing purchase transactions	(416,320)	(3,252,555)
	Options expired	(327,459)	(1,525,691)

	Options outstanding, May 31, 2006	479,106	$3,263,675

(b)	Forward foreign currency contracts outstanding at May 31, 2006:

			Unrealized
	U.S.$ Value on	U.S.$ Value	Appreciation
	Origination Date	May 31, 2006	(Depreciation)

Purchased:
£6,588,115, settling 10/31/06	$11,783,371	$12,372,505	$589,134
€ 15,089,669, settling 10/31/06	18,855,447	19,549,098	693,651
1,822,214,200 Japanese Yen, settling 10/31/06	16,037,230	16,574,566	537,336
Sold:
£ 6,588,115, settling 10/31/06	11,574,000	12,372,504	(798,504)
€ 15,089,669, settling 10/31/06	18,225,000	19,549,097	(1,324,097)
1,822,214,200 Japanese Yen, settling 10/31/06	16,190,264	16,574,566	(384,302)

			$(686,782)

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas – Applegate International & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 21, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 21, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 21, 2006